Organization, Operations and Summary of Significant Accounting Policies: Cash and Cash Equivalents, Policy (Policies)	12 Months Ended
Jun. 30, 2015
Policies
Cash and Cash Equivalents, Policy

Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less as cash equivalents. At certain times, cash in bank may exceed the amount covered by FDIC insurance. At June 30, 2015 and 2014 there were deposit balances in a United States bank of $222 and $12,348 respectively.